Note 9 - Related Party Transactions (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Details
Payments to Suppliers				$ 23,998
Accrued Rent, Current	13,333	13,333		13,333
Cost of Services	53,700	53,700		132,650	45,730
Cost of Services, Oil and Gas		$ 15,685	$ 9,000	$ 39,685	$ 9,600